RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses related to grower advances at beginning of period	$ (25,531)
Additional provisions in the period	(3,755)
Recoveries of amounts previously reserved	182
Foreign exchange impact	20
Financing Receivable, Allowance for Credit Loss, Disposal	2,174
Allowance for expected credit losses related to grower advances at end of period	(26,878)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff	18
Balance sheet reclassifications	$ 14